PROVISIONS (Details textual) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Provision for onerous contracts [Abstract]
Provision for losses on investment in joint ventures	[1]	$ 765	$ 0
Discount rate in onerous contract provision		8.33%	7.55%

[1]	The joint venture, Island Bulk Carriers, incurred losses during the 2018 year. The Group has raised a provision of US$765,000 (2017: US$ Nil) being the Group’s share of these losses.